Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interests
Balance at beginning of year (in shares) at Dec. 31, 2014		4,242,374				87,410
Balance at beginning of year at Dec. 31, 2014		$ 424	$ 11,155	$ 2,447	$ 1,111	$ (3,263)	$ 424	$ 1,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other			41
Net income	$ 18,375			17,879				496
Dividends declared ($2.335, $2.285, $2.23) per share				(9,080)
Foreign currency translation adjustments	(208)				(208)
Unrealized gains (losses) on cash flow hedges					(194)
Unrealized losses on marketable securities	(11)				(11)
Defined benefit pension and postretirement plans	(148)				(148)
Other comprehensive income (loss)					(561)
Shares purchased						$ (5,134)
Shares purchased (in shares)						(104,402)
Employee plans (Note 14)						$ 740
Employee plans (Note 14) (in Shares)						17,072
Shareowner plans (Note 14)	$ 900					$ 241
Shareowner plans (in shares)(Note 14)	22,600					5,541
Restricted stock equity grant							208
Amortization							(204)
Total comprehensive income	$ 17,814							496
Distributions and other								(460)
Balance at end of year (in shares) at Dec. 31, 2015		4,242,374				169,199
Balance at end of year at Dec. 31, 2015	17,842	$ 424	11,196	11,246	550	$ (7,416)	428	1,414
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other			(14)
Net income	13,608			13,127				481
Dividends declared ($2.335, $2.285, $2.23) per share				(9,314)
Foreign currency translation adjustments	(159)				(159)
Unrealized gains (losses) on cash flow hedges					198
Unrealized losses on marketable securities	(55)				(55)
Defined benefit pension and postretirement plans	$ 2,139				2,139
Other comprehensive income (loss)					2,123
Shares purchased						$ 0
Shares purchased (in shares)						0
Employee plans (Note 14)						$ 150
Employee plans (Note 14) (in Shares)						3,439
Shareowner plans (Note 14)						$ 3
Shareowner plans (in shares)(Note 14)	3,500					70
Restricted stock equity grant							223
Amortization							(202)
Total comprehensive income	$ 15,731							481
Distributions and other								(387)
Balance at end of year (in shares) at Dec. 31, 2016		4,242,374				165,690
Balance at end of year at Dec. 31, 2016	24,032	$ 424	11,182	15,059	2,673	$ (7,263)	449	1,508
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other			(81)
Net income	30,550			30,101				449
Dividends declared ($2.335, $2.285, $2.23) per share				(9,525)
Foreign currency translation adjustments	245				245
Unrealized gains (losses) on cash flow hedges					(31)
Unrealized losses on marketable securities	(14)				(14)
Defined benefit pension and postretirement plans	$ (214)				(214)
Other comprehensive income (loss)					(14)
Shares purchased						$ 0
Shares purchased (in shares)						0
Employee plans (Note 14)						$ 124
Employee plans (Note 14) (in Shares)						2,787
Shareowner plans (Note 14)						$ 0
Shareowner plans (in shares)(Note 14)	2,800					5
Restricted stock equity grant							157
Amortization							(190)
Total comprehensive income	$ 30,536							449
Distributions and other								(366)
Balance at end of year (in shares) at Dec. 31, 2017		4,242,374				162,898
Balance at end of year at Dec. 31, 2017	$ 44,687	$ 424	$ 11,101	$ 35,635	$ 2,659	$ (7,139)	$ 416	$ 1,591